SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.2%

Commercial Services - 1.1%
S&P Global, Inc.	5,304	2,581,510

Communications - 0.9%
Verizon Communications, Inc.	47,256	2,076,901

Consumer Non-Durables - 3.2%
Coca-Cola Co.	36,350	2,410,732
NIKE, Inc.	20,604	1,436,717
Procter & Gamble Co.	23,095	3,548,547

		7,395,996

Consumer Services - 2.3%
McDonald’s Corp.	8,236	2,502,838
Visa, Inc.	8,300	2,833,454

		5,336,292

Electronic Technology - 19.0%
Apple, Inc.	45,350	11,547,471
Broadcom, Inc.	30,315	10,001,222
Cisco Systems, Inc.	42,594	2,914,282
Garmin, Ltd.	6,584	1,621,112
International Business Machines Corp.	8,325	2,348,982
Micron Technology, Inc.	12,719	2,128,143
NVIDIA Corp.	50,647	9,449,717
TE Connectivity, PLC	17,725	3,891,169

		43,902,098

Energy Minerals - 2.3%
Exxon Mobil Corp.	47,660	5,373,665

Finance - 16.6%
American International Group, Inc.	25,372	1,992,717
Axis Capital Holdings, Ltd.	15,552	1,489,882
Bank of America Corp.	71,000	3,662,890
Bank of New York Mellon Corp.	19,700	2,146,512
CareTrust REIT, Inc.	59,092	2,049,311
Carlyle Group, Inc.	34,996	2,194,249
Citigroup, Inc.	21,375	2,169,562
Citizens Financial Group, Inc.	27,750	1,475,190
Fifth Third Bancorp	32,509	1,448,276
Goldman Sachs Group, Inc.	3,667	2,920,215
Hartford Insurance Group, Inc.	17,840	2,379,678
Intercontinental Exchange, Inc.	12,162	2,049,054
JPMorgan Chase & Co.	13,124	4,139,703
MetLife, Inc.	35,411	2,916,804
Public Storage	6,700	1,935,295
Realty Income Corp.	30,271	1,840,174
US Bancorp	29,222	1,412,299

		38,221,811

Health Services - 3.5%
Cardinal Health, Inc.	21,192	3,326,296
Quest Diagnostics, Inc.	13,775	2,625,240
UnitedHealth Group, Inc.	5,831	2,013,444

		7,964,980

Health Technology - 10.0%
Abbott Laboratories	16,325	2,186,570
AbbVie, Inc.	15,408	3,567,568
AstraZeneca, PLC, ADR	39,900	3,061,128

Name of Issuer	Quantity	Fair Value ($)

Eli Lilly & Co.	4,130	3,151,190
Johnson & Johnson	17,211	3,191,264
Medtronic, PLC	22,282	2,122,138
Stryker Corp.	6,877	2,542,221
Thermo Fisher Scientific, Inc. *	3,725	1,806,699
Zimmer Biomet Holdings, Inc.	15,590	1,535,615

		23,164,393

Industrial Services - 3.2%
Waste Management, Inc.	11,800	2,605,794
Williams Cos., Inc.	74,200	4,700,570

		7,306,364

Process Industries - 0.8%
Linde, PLC	3,830	1,819,250

Producer Manufacturing - 8.5%
Eaton Corp., PLC	7,865	2,943,476
Emerson Electric Co.	17,350	2,275,973
Flowserve Corp.	41,142	2,186,286
Honeywell International, Inc.	12,800	2,694,400
L3Harris Technologies, Inc.	5,910	1,804,973
Parker-Hannifin Corp.	1,926	1,460,197
RTX Corp.	18,100	3,028,673
Siemens AG, ADR	8,421	1,136,919
Xylem, Inc.	14,217	2,097,008

		19,627,905

Retail Trade - 5.1%
Amazon.com, Inc. *	17,927	3,936,231
eBay, Inc.	20,691	1,881,846
Home Depot, Inc.	8,350	3,383,337
TJX Cos., Inc.	18,035	2,606,779

		11,808,193

Technology Services - 15.2%
Accenture, PLC	7,565	1,865,529
Adobe, Inc. *	650	229,288
Alphabet, Inc. - Class A	17,954	4,364,617
Genpact, Ltd.	40,375	1,691,309
Intuit, Inc.	4,504	3,075,827
Meta Platforms, Inc.	4,887	3,588,915
Microsoft Corp.	29,500	15,279,525
Oracle Corp.	12,650	3,557,686
Salesforce, Inc.	6,403	1,517,511

		35,170,207

Transportation - 2.3%
CH Robinson Worldwide, Inc.	15,948	2,111,516
CSX Corp.	86,569	3,074,065

		5,185,581

Utilities - 5.2%
DTE Energy Co.	13,999	1,979,878
NextEra Energy, Inc.	20,473	1,545,507
NiSource, Inc.	61,428	2,659,832
PPL Corp.	89,523	3,326,675
Public Service Enterprise Group, Inc.	30,402	2,537,351

		12,049,243

Total Common Stocks (cost: $156,510,773)		228,984,389

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 0.7%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $1,577,273)	1,577,273	1,577,273

Total Investments in Securities - 99.9% (cost $158,088,046)		230,561,662

Other Assets and Liabilities, net - 0.1%		299,318

Net Assets - 100.0%		$230,860,980

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	228,984,389	—	—	228,984,389
Short-Term Securities	1,577,273	—	—	1,577,273
Total:	230,561,662	—	—	230,561,662

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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